Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 14, 2009	Apr. 13, 2009	Apr. 30, 1999	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Percentage of common stock shares issued and outstanding			5.00%
Stock option expiration period				10 years
Percentage of the fair market value of the common stock on the grant date				100.00%
The weighted average fair value at the grant date of options granted (in dollars per share)				$ 12.59	$ 11.29	$ 12.72
The total intrinsic value of options exercised				$ 62	$ 65	$ 129
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans				$ 2,705
Weighted-average period for recognition of unrecognized costs				3 years 11 months 23 days
1999 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized			200,000
Stock Option Plan expiration date		Apr. 13, 2009
2009 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized				100,000
Stock Option Plan effective date	Apr. 14, 2009
Shares remaining available for issuance				50,722
2016 Equity Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized							750,000
Shares remaining available for issuance				501,670